Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates

Use of Estimates

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ significantly from those estimates.

Notes Receivable from Participants

Notes Receivable From Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025, or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Valuation of Investments and Income Recognition

Valuation of Investments and Income Recognition

The Plan’s investments are stated at fair value. The fair value of mutual funds is determined using the quoted net asset value of the specified fund. The fair value of CSB Bancorp, Inc. common stock is determined based on a quoted market price. Cash equivalents are valued at cost, which approximates fair value.

The net appreciation (depreciation) in fair value of investments includes gain and loss on investments purchased and sold, as well as held during the year. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Excess Contribution Payable

Excess Contribution Payable

Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding reduction to contributions. There were no excess contributions on December 31, 2025, and 2024.

Payments of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses

Administrative Expenses

Certain administrative functions are performed by officers and employees of the Bank. No such officer or employee receives compensation from the Plan. Certain other administrative expenses relating to participant record keeping, investment trust services, plan audit and Form 5500 preparation are paid directly by the Bank. Such costs amounted to $243,025 and $222,491 for the years ended December 31, 2025, and 2024, respectively.